UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

April 30, 2008

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in a portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in a portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to a portfolio and the underlying funds and may be compensated in connection with the sale of a portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this financial report for your Banc of America Fund. This document provides information that can help support your investment decision-making. It’s been a challenging year for the financial markets, particularly as concerns over a weaker housing market and economic uncertainty make the news headlines daily. For a sense of how the portfolios’ investment professionals have responded to these issues, I encourage you to read the portfolio manager’s summaries on the following pages. I believe these discussions reflects investment management expertise as well as a commitment to market research and consistent investment performance.

We understand that many factors drove your decision to invest in Banc of America Funds. Our commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the portfolios’ investment manager include:

■	Broad and deep investment expertise, including dedicated portfolio management, research and trading

■	Strategically positioned investment disciplines and processes

■	Comprehensive compliance and risk management

■	A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■	A comprehensive array of investment solutions, including equity, fixed income and cash strategies

Working for you, and with you

Team approach — Rather than rely on the talent or judgment of one individual, the portfolios’ advisor takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people — including portfolio managers, research analysts and traders — to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus — Our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients’ interests first and we understand the premium our clients place on reliability — whether it’s related to service, investment performance or risk management. We are committed to maintaining high standards of reliability on all counts. While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you’ve chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–6.15% Class A shares

–6.14% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 6.15%. Class Z shares returned negative 6.14%. The portfolio’s equity benchmark, the S&P 500[1], returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index[2], returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s fixed income funds made a positive contribution to return but lagged their respective benchmarks.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for just over 58% of the portfolio’s holdings excluding short-term obligations, down slightly since the beginning of the six-month period. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for just over 42% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Total Return Bond Fund and Columbia Short Term Bond Fund generated positive returns while Columbia High Income Fund lost ground. All three fixed income funds underperformed their benchmarks. Columbia Cash Reserves also generated a positive return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2005 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2005 Portfolio providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	12,520
Class C	12,337
Class R	12,452
Class Z	12,577

Annual operating expense ratio (%)*

Class A	119.09
Class C	119.84
Class R	119.34
Class Z	118.84

Annual operating expense ratio after contractual waivers (%)*

Class A	0.88
Class C	1.63
Class R	1.13
Class Z	0.63
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	11.54
Class C	11.50
Class R	11.52
Class Z	11.55

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	0.35
Class C	0.26
Class R	0.32
Class Z	0.38

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–6.15	–6.57	–6.32	–6.14
1-year	–0.99	–1.81	–1.32	–0.83
Life	12.45	11.59	12.13	12.72

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–7.10	–7.51	–7.19	–7.02
1-year	–1.71	–2.44	–1.95	–1.46
Life	11.05	10.21	10.77	11.33

Banc of America Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2005 Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	938.49	1,023.12	1.69	1.76	0.35
Class C	1,000.00	1,000.00	934.31	1,019.39	5.29	5.52	1.10
Class R	1,000.00	1,000.00	936.80	1,021.88	2.89	3.02	0.60
Class Z	1,000.00	1,000.00	938.59	1,024.37	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–6.84% Class A shares

–6.75% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 6.84%. Class Z shares returned negative 6.75%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s fixed income funds made a positive contribution to return but lagged their respective benchmarks.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 66% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for 34% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Total Return Bond Fund generated positive returns while Columbia High Income Fund lost ground. Both fixed income funds underperformed their benchmarks. Columbia Cash Reserves generated a positive return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2010 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2010 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	12,559
Class C	12,376
Class R	12,491
Class Z	12,617

Annual operating expense ratio (%)*

Class A	92.29
Class C	93.04
Class R	92.54
Class Z	92.04

Annual operating expense ratio after contractual waivers (%)*

Class A	0.90
Class C	1.65
Class R	1.15
Class Z	0.65
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	11.66
Class C	11.62
Class R	11.64
Class Z	11.67

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	0.31
Class C	0.22
Class R	0.28
Class Z	0.34

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–6.84	–7.19	–7.01	–6.75
1-year	–0.90	–1.72	–1.23	–0.65
Life	12.63	11.77	12.31	12.91

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–8.05	–8.45	–8.21	–7.96
1-year	–1.78	–2.59	–2.03	–1.54
Life	10.99	10.15	10.71	11.27

Banc of America Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	930.78	1,023.12	1.68	1.76	0.35
Class C	1,000.00	1,000.00	927.30	1,019.39	5.27	5.52	1.10
Class R	1,000.00	1,000.00	929.89	1,021.88	2.88	3.02	0.60
Class Z	1,000.00	1,000.00	931.68	1,024.37	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–7.25% Class A shares

–7.17% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 7.25%. Class Z shares returned negative 7.17%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 70% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for 30% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2015 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2015 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	11,862
Class C	11,684
Class R	11,795
Class Z	11,907

Annual operating expense ratio (%)*

Class A	15.66
Class C	16.41
Class R	15.91
Class Z	15.41

Annual operating expense ratio after contractual waivers (%)*

Class A	0.99
Class C	1.74
Class R	1.24
Class Z	0.74
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	10.58
Class C	10.54
Class R	10.56
Class Z	10.58

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	1.18
Class C	1.09
Class R	1.15
Class Z	1.21

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–7.25	–7.69	–7.43	–7.17
1-year	–0.89	–1.74	–1.23	–0.73
Life	9.33	8.46	9.00	9.54

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–8.67	–9.00	–8.76	–8.51
1-year	–1.91	–2.56	–2.16	–1.66
Life	7.42	6.64	7.14	7.70

Banc of America Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2015 Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	927.50	1,023.12	1.68	1.76	0.35
Class C	1,000.00	1,000.00	923.12	1,019.39	5.26	5.52	1.10
Class R	1,000.00	1,000.00	925.71	1,021.88	2.87	3.02	0.60
Class Z	1,000.00	1,000.00	928.29	1,024.37	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–7.89% Class A shares

–7.80% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 7.89%. Class Z shares returned negative 7.80%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 75% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for approximately 25% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2020 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2020 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	12,742
Class C	12,558
Class R	12,684
Class Z	12,800

Annual operating expense ratio (%)*

Class A	96.39
Class C	97.14
Class R	96.64
Class Z	96.14

Annual operating expense ratio after contractual waivers (%)*

Class A	0.91
Class C	1.66
Class R	1.16
Class Z	0.66
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	11.84
Class C	11.80
Class R	11.83
Class Z	11.85

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	0.36
Class C	0.27
Class R	0.33
Class Z	0.39

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–7.89	–8.25	–7.99	–7.80
1-year	–1.49	–2.30	–1.73	–1.25
Life	13.49	12.63	13.22	13.76

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–9.30	–9.71	–9.46	–9.29
1-year	–2.57	–3.30	–2.81	–2.33
Life	11.59	10.75	11.31	11.81

Banc of America Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	921.08	1,023.12	1.67	1.76	0.35
Class C	1,000.00	1,000.00	917.50	1,019.39	5.24	5.52	1.10
Class R	1,000.00	1,000.00	920.09	1,021.88	2.86	3.02	0.60
Class Z	1,000.00	1,000.00	921.98	1,024.37	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–8.55% Class A shares

–8.37% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 8.55%. Class Z shares returned negative 8.37%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 80% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for approximately 20% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2025 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2025 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	11,796
Class C	11,628
Class R	11,741
Class Z	11,854

Annual operating expense ratio (%)*
Class A	16.92
Class C	17.67
Class R	17.17
Class Z	16.67

Annual operating expense ratio after contractual waivers (%)*
Class A	1.01
Class C	1.76
Class R	1.26
Class Z	0.76
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share
as of 04/30/08 ($)
Class A	9.70
Class C	9.67
Class R	9.69
Class Z	9.71

Distributions declared per share
11/01/07 – 04/30/08 ($)
Class A	2.05
Class C	1.96
Class R	2.02
Class Z	2.08

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–8.55	–8.84	–8.64	–8.37
1-year	–1.44	–2.19	–1.68	–1.16
Life	9.01	8.20	8.74	9.29

Average annual total return as of 03/31/08 (%)
6-month (cumulative)	–10.04	–10.37	–10.20	–9.86
1-year	–2.66	–3.30	–2.90	–2.30
Life	6.82	6.04	6.54	7.11

Banc of America Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2025 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	914.52	1,023.12	1.67	1.76	0.35
Class C	1,000.00	1,000.00	911.59	1,019.39	5.23	5.52	1.10
Class R	1,000.00	1,000.00	913.62	1,021.88	2.85	3.02	0.60
Class Z	1,000.00	1,000.00	916.31	1,024.37	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–9.08% Class A shares

–9.06% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 9.08%. Class Z shares returned negative 9.06%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 85% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for approximately 15% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2030 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2030 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	12,383
Class C	12,203
Class R	12,316
Class Z	12,440

Annual operating expense ratio (%)*

Class A	84.47
Class C	85.22
Class R	84.72
Class Z	84.22

Annual operating expense ratio after contractual waivers (%)*

Class A	0.95
Class C	1.70
Class R	1.20
Class Z	0.70
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	11.65
Class C	11.61
Class R	11.63
Class Z	11.66

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	0.35
Class C	0.26
Class R	0.32
Class Z	0.38

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–9.08	–9.44	–9.25	–9.06
1-year	–2.10	–2.83	–2.43	–1.86
Life	11.81	10.96	11.49	12.08

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–10.79	–11.13	–10.95	–10.71
1-year	–3.49	–4.21	–3.72	–3.25
Life	9.50	8.67	9.22	9.77

Banc of America Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	909.20	1,023.12	1.66	1.76	0.35
Class C	1,000.00	1,000.00	905.62	1,019.39	5.21	5.52	1.10
Class R	1,000.00	1,000.00	907.51	1,021.88	2.85	3.02	0.60
Class Z	1,000.00	1,000.00	909.40	1,024.37	0.47	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–9.67% Class A shares

–9.48% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 9.67%. Class Z shares returned negative 9.48%. The portfolio’s equity benchmark, the S&P 500,[1] returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 90% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for approximately 10% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, they have weathered many such storms in the past. Banc of America Retirement 2035 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Banc of America Retirement 2035 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	11,774
Class C	11,606
Class R	11,718
Class Z	11,842

Annual operating expense ratio (%)*

Class A	15.66
Class C	16.41
Class R	15.91
Class Z	15.41

Annual operating expense ratio after contractual waivers (%)*

Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	10.01
Class C	9.98
Class R	10.00
Class Z	10.03

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	1.72
Class C	1.63
Class R	1.69
Class Z	1.75

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–9.67	–9.97	–9.77	–9.48
1-year	–2.14	–2.91	–2.40	–1.79
Life	8.90	8.09	8.63	9.23

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–11.48	–11.81	–11.57	–11.38
1-year	–3.78	–4.43	–4.03	–3.44
Life	6.36	5.59	6.08	6.64

Banc of America Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	903.28	1,023.12	1.66	1.76	0.35
Class C	1,000.00	1,000.00	900.30	1,019.39	5.20	5.52	1.10
Class R	1,000.00	1,000.00	902.29	1,021.88	2.84	3.02	0.60
Class Z	1,000.00	1,000.00	905.22	1,024.37	0.47	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/08

–10.11% Class A shares

–10.02% Class Z shares

–9.64% S&P 500 Index

+4.08% Lehman Brothers U.S. Aggregate Bond Index

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

[2]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Summary

■

For the six-month period that ended April 30, 2008, the portfolio’s Class A shares returned negative 10.11%. Class Z shares returned negative 10.02%. The portfolio’s equity benchmark, the S&P 500[1], returned negative 9.64%. The fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index,[2] returned 4.08%. In a declining market, the majority of the portfolio’s equity funds underperformed their respective benchmarks, hampering the portfolio’s return. The portfolio’s cash and fixed income position made a positive contribution to return but its one fixed income fund lagged its respective benchmark.

■

In a difficult environment for stocks, the portfolio’s emphasis on stock funds weighed on its overall return. Stock funds accounted for approximately 95% of the portfolio’s holdings excluding short-term obligations. Columbia Acorn International, Columbia Small Cap Value Fund II and Columbia Mid Cap Growth Fund held up better than their benchmarks. Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund and Columbia Large Cap Enhanced Core Fund underperformed their benchmarks, as did Columbia Small Cap Growth Fund II, Columbia Multi-Advisor International Equity Fund and Columbia Large Cap Value Fund, the latter three by very small margins. The portfolio’s fixed income and cash funds, which accounted for approximately 5% of the portfolio’s holdings excluding short-term obligations, delivered mixed results. Columbia Cash Reserves and Columbia Total Return Bond Fund generated positive returns; however, the latter underperformed its benchmark, which detracted from the portfolio’s return.

■

The U.S. economy faces prospects of a recession as housing, high energy prices and tighter lending standards restrain economic growth. Consumer spending, which accounts for more than two-thirds of the U.S. economy, is forecasted to grow at a slower pace in 2008 as households feel the drag of high energy prices, a softer labor market and decreased home equity. However, if exports and government spending hold up, a recession might be avoided.

■

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although the crises in the mortgage and credit markets that have plagued the financial markets over the past year are unsettling, these markets have weathered many such storms in the past. Banc of America Retirement 2040 Portfolio provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help shield a portfolio from the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

Portfolio Profile (continued) – Banc of America Retirement 2040 Portfolio

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Banc of America Retirement 2040 Portfolio

Annual operating expense ratio (%)*

Class A	30.05
Class C	30.80
Class R	30.30
Class Z	29.80

Annual operating expense ratio after contractual waivers (%)*

Class A	1.03
Class C	1.78
Class R	1.28
Class Z	0.78
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/08 ($)
Class A	11.78
Class C	11.74
Class R	11.77
Class Z	11.78

Distributions declared per share

11/01/07 – 04/30/08 ($)
Class A	0.42
Class C	0.32
Class R	0.38
Class Z	0.45

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/08 ($)
Class A	12,388
Class C	12,209
Class R	12,332
Class Z	12,435

Average annual total return as of 04/30/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–10.11	–10.47	–10.20	–10.02
1-year	–2.31	–3.04	–2.55	–2.15
Life	11.83	10.98	11.57	12.05

Average annual total return as of 03/31/08 (%)

Share class	A	C	R	Z
6-month (cumulative)	–12.10	–12.44	–12.19	–11.94
1-year	–3.98	–4.78	–4.30	–3.74
Life	9.18	8.36	8.91	9.46

Banc of America Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/07 – 04/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	898.91	1,023.12	1.65	1.76	0.35
Class C	1,000.00	1,000.00	895.28	1,019.39	5.18	5.52	1.10
Class R	1,000.00	1,000.00	898.01	1,021.88	2.83	3.02	0.60
Class Z	1,000.00	1,000.00	899.80	1,024.37	0.47	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Investment Portfolio – Banc of America Retirement 2005 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	68	2,863
Columbia Cash Reserves, Capital Class Shares	23,164	23,164
Columbia High Income Fund, Class Z	3,043	25,168
Columbia Large Cap Enhanced Core Fund, Class Z	21,344	283,017
Columbia Large Cap Value Fund, Class Z	3,943	50,824
Columbia Marsico Focused Equities Fund, Class Z	2,617	61,103
Columbia Mid Cap Growth Fund, Class Z	1,989	50,270
Columbia Mid Cap Value Fund, Class Z	2,774	38,196
Columbia Multi-Advisor International Equity Fund, Class Z	7,964	133,398
Columbia Short Term Bond Fund, Class Z	2,358	23,200
Columbia Small Cap Growth Fund II, Class Z	1,296	15,044
Columbia Small Cap Value Fund II, Class Z	1,280	16,670
Columbia Total Return Bond Fund, Class Z	42,417	402,533

Total Investment Companies (cost of $1,236,071)		1,125,450

	Par ($)
Short-Term Obligation – 6.4%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $75,000 (repurchase proceeds $72,003)	72,000	72,000

Total Short-Term Obligation (cost of $72,000)		72,000

Total Investments – 106.2% (cost of $1,308,071)(b)		1,197,450

Other Assets & Liabilities, Net – (6.2)%		(69,639)

Net Assets – 100.0%		1,127,811

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,308,071.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2010 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	297	12,593
Columbia Cash Reserves, Capital Class Shares	31,328	31,328
Columbia High Income Fund, Class Z	773	6,393
Columbia Large Cap Enhanced Core Fund, Class Z	33,428	443,257
Columbia Large Cap Value Fund, Class Z	6,747	86,969
Columbia Marsico Focused Equities Fund, Class Z	4,494	104,925
Columbia Mid Cap Growth Fund, Class Z	3,242	81,927
Columbia Mid Cap Value Fund, Class Z	4,689	64,566
Columbia Multi-Advisor International Equity Fund, Class Z	12,223	204,730
Columbia Small Cap Growth Fund II, Class Z	2,251	26,138
Columbia Small Cap Value Fund II, Class Z	2,168	28,233
Columbia Total Return Bond Fund, Class Z	53,997	512,434

Total Investment Companies (cost of $1,750,323)		1,603,493

	Par ($)
Short-Term Obligation – 4.4%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $75,000 (repurchase proceeds $71,003)	71,000	71,000

Total Short-Term Obligation (cost of $71,000)		71,000

Total Investments – 104.2% (cost of $1,821,323)(b)		1,674,493

Other Assets & Liabilities, Net – (4.2)%		(68,180)

Net Assets – 100.0%		1,606,313

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,821,323.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2015 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	627	26,600
Columbia Cash Reserves, Capital Class Shares	43,300	43,300
Columbia Large Cap Enhanced Core Fund, Class Z	46,436	615,742
Columbia Large Cap Value Fund, Class Z	10,307	132,862
Columbia Marsico Focused Equities Fund, Class Z	6,664	155,607
Columbia Mid Cap Growth Fund, Class Z	4,552	115,027
Columbia Mid Cap Value Fund, Class Z	6,815	93,847
Columbia Multi-Advisor International Equity Fund, Class Z	16,999	284,736
Columbia Small Cap Growth Fund II, Class Z	3,759	43,642
Columbia Small Cap Value Fund II, Class Z	3,670	47,782
Columbia Total Return Bond Fund, Class Z	64,270	609,926

Total Investment Companies (cost of $2,323,900)		2,169,071

	Par ($)
Short-Term Obligation – 3.5%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value of $80,000 (repurchase proceeds $75,003)	75,000	75,000

Total Short-Term Obligation (cost of $75,000)		75,000

Total Investments – 103.4% (cost of $2,398,900)(b)		2,244,071

Other Assets & Liabilities, Net – (3.4)%		(73,376)

Net Assets – 100.0%		2,170,695

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,398,900.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2020 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.7%
Columbia Acorn International, Class Z	642	27,224
Columbia Cash Reserves, Capital Class Shares	32,949	32,949
Columbia Large Cap Enhanced Core Fund, Class Z	35,038	464,607
Columbia Large Cap Value Fund, Class Z	8,772	113,072
Columbia Marsico Focused Equities Fund, Class Z	5,573	130,138
Columbia Mid Cap Growth Fund, Class Z	3,839	97,014
Columbia Mid Cap Value Fund, Class Z	5,902	81,271
Columbia Multi-Advisor International Equity Fund, Class Z	13,397	224,406
Columbia Small Cap Growth Fund II, Class Z	3,556	41,284
Columbia Small Cap Value Fund II, Class Z	3,484	45,359
Columbia Total Return Bond Fund, Class Z	40,166	381,173

Total Investment Companies (cost of $1,769,468)		1,638,497

	Par ($)
Short-Term Obligation – 4.5%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 5/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value of $80,000 (repurchase proceeds $74,003)	74,000	74,000

Total Short-Term Obligation (cost of $74,000)		74,000

Total Investments – 104.2% (cost of $1,843,468)(b)		1,712,497

Other Assets & Liabilities, Net – (4.2)%		(68,646)

Net Assets – 100.0%		1,643,851

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,843,468.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2025 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	1,010	42,832
Columbia Cash Reserves, Capital Class Shares	39,825	39,825
Columbia Large Cap Enhanced Core Fund, Class Z	43,919	582,372
Columbia Large Cap Value Fund, Class Z	12,043	155,234
Columbia Marsico Focused Equities Fund, Class Z	7,682	179,365
Columbia Mid Cap Growth Fund, Class Z	5,050	127,623
Columbia Mid Cap Value Fund, Class Z	7,789	107,252
Columbia Multi-Advisor International Equity Fund, Class Z	16,830	281,895
Columbia Small Cap Growth Fund II, Class Z	4,226	49,060
Columbia Small Cap Value Fund II, Class Z	5,132	66,816
Columbia Total Return Bond Fund, Class Z	38,102	361,589

Total Investment Companies (cost of $2,130,272)		1,993,863

	Par ($)
Short-Term Obligation – 3.6%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $75,000 (repurchase proceeds $72,003)	72,000	72,000

Total Short-Term Obligation (cost of $72,000)		72,000

Total Investments – 103.5% (cost of $2,202,272)(b)		2,065,863

Other Assets & Liabilities, Net – (3.5)%		(69,114)

Net Assets – 100.0%		1,996,749

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,202,272.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2030 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	1,317	55,867
Columbia Cash Reserves, Capital Class Shares	41,454	41,454
Columbia Large Cap Enhanced Core Fund, Class Z	47,314	627,386
Columbia Large Cap Value Fund, Class Z	14,060	181,239
Columbia Marsico Focused Equities Fund, Class Z	8,790	205,239
Columbia Mid Cap Growth Fund, Class Z	5,583	141,092
Columbia Mid Cap Value Fund, Class Z	8,716	120,019
Columbia Multi-Advisor International Equity Fund, Class Z	18,118	303,478
Columbia Small Cap Growth Fund II, Class Z	4,550	52,831
Columbia Small Cap Value Fund II, Class Z	5,941	77,349
Columbia Total Return Bond Fund, Class Z	28,493	270,394

Total Investment Companies (cost of $2,258,464)		2,076,348

	Par ($)
Short-Term Obligation – 3.4%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, at 1.630%, due 05/01/08, collateralized by a U.S. Government Agency Obligation maturing 08/04/11, market value $75,000 (repurchase proceeds $72,003)	72,000	72,000

Total Short-Term Obligation (cost of $72,000)		72,000

Total Investments – 103.3% (cost of $2,330,464)(b)		2,148,348

Other Assets & Liabilities, Net – (3.3)%		(69,124)

Net Assets – 100.0%		2,079,224

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,330,464.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2035 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	1,725	73,154
Columbia Cash Reserves, Capital Class Shares	44,381	44,381
Columbia Large Cap Enhanced Core Fund, Class Z	49,601	657,710
Columbia Large Cap Value Fund, Class Z	16,643	214,534
Columbia Marsico Focused Equities Fund, Class Z	10,269	239,791
Columbia Mid Cap Growth Fund, Class Z	6,601	166,803
Columbia Mid Cap Value Fund, Class Z	10,488	144,421
Columbia Multi-Advisor International Equity Fund, Class Z	19,986	334,766
Columbia Small Cap Growth Fund II, Class Z	5,801	67,353
Columbia Small Cap Value Fund II, Class Z	7,373	95,995
Columbia Total Return Bond Fund, Class Z	18,813	178,540

Total Investment Companies (cost of $2,404,305)		2,217,448

	Par ($)
Short-Term Obligation – 3.0%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $70,000 (repurchase proceeds $66,003)	66,000	66,000

Total Short-Term Obligation (cost of $66,000)		66,000

Total Investments – 102.9% (cost of $2,470,305)(b)		2,283,448

Other Assets & Liabilities, Net – (2.9)%		(64,787)

Net Assets – 100.0%		2,218,661

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,470,305.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2040 Portfolio

April 30, 2008 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	3,412	144,707
Columbia Cash Reserves, Capital Class Shares	73,030	73,030
Columbia Large Cap Enhanced Core Fund, Class Z	78,547	1,041,538
Columbia Large Cap Value Fund, Class Z	31,310	403,592
Columbia Marsico Focused Equities Fund, Class Z	18,958	442,672
Columbia Mid Cap Growth Fund, Class Z	11,534	291,466
Columbia Mid Cap Value Fund, Class Z	18,529	255,143
Columbia Multi-Advisor International Equity Fund, Class Z	33,679	564,126
Columbia Small Cap Growth Fund II, Class Z	11,482	133,302
Columbia Small Cap Value Fund II, Class Z	14,084	183,373
Columbia Total Return Bond Fund, Class Z	11,657	110,627

Total Investment Companies (cost of $3,890,562)		3,643,576

	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/08, due 05/01/08 at 1.630%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $75,000 (repurchase proceeds $70,003)	70,000	70,000

Total Short-Term Obligation (cost of $70,000)		70,000

Total Investments – 101.7% (cost of $3,960,562)(b)		3,713,576

Other Assets & Liabilities, Net – (1.7)%		(63,118)

Net Assets – 100.0%		3,650,458

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,960,562.

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – Banc of America Funds

April 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Assets
Repurchase agreement, at cost	72,000	71,000	75,000	74,000
Affiliated investments, at cost	1,236,071	1,750,323	2,323,900	1,769,468

Total investments, at cost	1,308,071	1,821,323	2,398,900	1,843,468

Repurchase agreement, at value	72,000	71,000	75,000	74,000
Affiliated investments, at value	1,125,450	1,603,493	2,169,071	1,638,497

Total investments, at value	1,197,450	1,674,493	2,244,071	1,712,497
Cash	864	560	693	968
Receivable for:
Investments sold	2,475	—	—	2,393
Portfolio shares sold	—	—	—	—
Interest	3	3	3	3
Expense reimbursement due from investment advisor	23,633	25,463	21,352	23,826
Other assets	1	2	4	2

Total assets	1,224,426	1,700,521	2,266,123	1,739,689

Liabilities
Payable for:
Investments purchased	—	—	—	—
Portfolio shares repurchased	2,475	—	—	—
Investment advisory fee	87	125	173	127
Transfer agent fee	10	11	63	12
Pricing and bookkeeping fees	4,715	4,816	4,751	4,751
Trustees’ fees	32,112	32,150	32,150	32,150
Audit fee	15,974	15,999	15,999	15,999
Distribution and service fees	85	18	16	19
Custody fee	1,249	1,256	1,256	1,256
Legal fee	30,354	30,442	30,440	30,442
Registration fee	246	74	50	45
Reports to shareholders	9,224	9,234	9,684	10,952
Chief compliance officer expenses	47	47	47	47
Other liabilities	37	36	799	38

Total liabilities	96,615	94,208	95,428	95,838

Net Assets	1,127,811	1,606,313	2,170,695	1,643,851

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

72,000	72,000	66,000	70,000
2,130,272	2,258,464	2,404,305	3,890,562

2,202,272	2,330,464	2,470,305	3,960,562

72,000	72,000	66,000	70,000
1,993,863	2,076,348	2,217,448	3,643,576

2,065,863	2,148,348	2,283,448	3,713,576
502	853	647	381

—	300	—	—
750	—	5,000	11,914
3	3	3	3
23,751	24,044	24,744	25,185
704	2	3	7

2,091,573	2,173,550	2,313,845	3,751,066

500	—	5,000	7,414
—	300	—	—
160	159	177	264
26	68	180	175
4,751	4,751	4,715	4,715
32,150	32,150	32,111	32,111
15,999	15,999	15,974	15,974
17	17	15	18
1,256	1,256	1,249	1,249
30,440	30,442	30,353	30,354
70	35	39	35
9,362	9,062	4,425	8,256
47	47	12	12
46	40	934	31

94,824	94,326	95,184	100,608

1,996,749	2,079,224	2,218,661	3,650,458

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Banc of America Funds

April 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Net Assets Consist of
Paid-in capital	1,210,849	1,725,258	2,303,976	1,749,905
Undistributed net investment income	7,546	8,585	10,030	5,986
Accumulated net realized gain	20,037	19,300	11,518	18,931
Net unrealized depreciation on investments	(110,621)	(146,830)	(154,829)	(130,971)

Net Assets	1,127,811	1,606,313	2,170,695	1,643,851

Class A
Net assets	$59,533	$12,554	$11,858	$12,745
Shares outstanding	5,161	1,077	1,121	1,076
Net asset value per share	$11.54	$11.66	$10.58	$11.84

Class C
Net assets	$59,163	$12,376	$11,689	$12,563
Shares outstanding	5,145	1,065	1,109	1,065
Net asset value per share	$11.50	$11.62	$10.54	$11.80

Class R
Net assets	$59,412	$12,494	$11,797	$12,684
Shares outstanding	5,156	1,073	1,117	1,072
Net asset value per share	$11.52	$11.64	$10.56	$11.83

Class Z
Net assets	$949,703	$1,568,889	$2,135,351	$1,605,859
Shares outstanding	82,221	134,482	201,784	135,517
Net asset value per share	$11.55	$11.67	$10.58	$11.85

(a)	Net asset value per share rounds to $9.70 due to fractional shares outstanding.

(b)	Net asset value per share rounds to $9.67 due to fractional shares outstanding.

(c)	Net asset value per share rounds to $11.77 due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

($)		($)	($)	($)
Banc of America Retirement 2025 Portfolio		Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

2,101,799		2,217,375	2,366,060	3,839,089
5,703		4,501	3,351	2,540
25,656		39,464	36,107	55,815
(136,409)		(182,116)	(186,857)	(246,986)

1,996,749		2,079,224	2,218,661	3,650,458

$11,802		$12,380	$11,777	$12,385
1,216		1,063	1,176	1,051
$9.70	(a)	$11.65	$10.01	$11.78

$11,633		$12,203	$11,610	$12,208
1,202		1,051	1,163	1,040
$9.67	(b)	$11.61	$9.98	$11.74

$11,744		$12,320	$11,719	$12,327
1,212		1,059	1,172	1,048
$9.69		$11.63	$10.00	$11.77	(c)

$1,961,570		$2,042,321	$2,183,555	$3,613,538
202,057		175,140	217,794	306,623
$9.71		$11.66	$10.03	$11.78

See Accompanying Notes to Financial Statements.

Statements of Operations – Banc of America Funds

For the Six Months Ended April 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Investment Income
Dividends from affiliates	30,372	40,574	52,580	35,151
Interest	875	853	903	883

Total Investment Income	31,247	41,427	53,483	36,034

Expenses
Investment advisory fee	563	771	1,016	702
Distribution fee:
Class C	221	46	44	47
Class R	148	31	29	32
Service fee:
Class A	74	16	14	16
Class C	74	15	15	16
Transfer agent fee	126	310	383	533
Pricing and bookkeeping fees	16,825	16,872	16,862	16,862
Trustees’ fees	14,041	14,080	14,080	14,080
Custody fee	2,486	2,493	2,493	2,493
Audit fee	12,224	12,249	12,249	12,249
Legal fee	31,825	31,912	31,912	31,912
Registration fees	26,231	31,378	20,751	26,212
Reports to shareholders	10,033	10,153	10,092	11,035
Chief compliance officer expenses	298	298	298	298
Other expenses	3,282	3,287	3,291	3,285

Total Expenses	118,451	123,911	113,529	119,772
Fees and expenses waived or reimbursed by investment advisor	(117,371)	(123,032)	(112,411)	(118,959)

Net Expenses	1,080	879	1,118	813

Net Investment Income	30,167	40,548	52,365	35,221

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Affiliated investments	(1,289)	(5,600)	(28,705)	(13,446)
Capital gains distributions received from affiliated investments	22,745	34,606	48,654	35,481

Net realized gain	21,456	29,006	19,949	22,035
Net change in unrealized depreciation on affiliated investments	(125,923)	(176,074)	(218,699)	(160,849)

Net Loss	(104,467)	(147,068)	(198,750)	(138,814)

Net Decrease Resulting from Operations	(74,300)	(106,520)	(146,385)	(103,593)

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

37,815	39,486	45,918	58,888
845	873	788	868

38,660	40,359	46,706	59,756

818	862	967	1,379

43	46	43	46
29	31	29	31

15	15	15	15
15	15	14	15
715	885	964	2,410
16,862	16,862	16,825	16,825
14,080	14,080	14,041	14,041
2,493	2,493	2,486	2,486
12,249	12,249	12,224	12,224
31,912	31,912	31,825	31,825
26,136	26,114	26,225	26,217
10,143	10,418	9,204	10,085
298	298	303	303
3,289	3,286	3,287	3,285

119,097	119,566	118,452	121,187
(118,177)	(118,597)	(117,384)	(119,701)

920	969	1,068	1,486

37,740	39,390	45,638	58,270

(10,417)	(4,958)	(14,824)	(16,195)
40,828	46,542	59,791	83,506

30,411	41,584	44,967	67,311
(176,945)	(220,686)	(265,045)	(362,973)

(146,534)	(179,102)	(220,078)	(295,662)

(108,794)	(139,712)	(174,440)	(237,392)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Banc of America Funds

Increase (Decrease) in Net Assets	Banc of America Retirement 2005 Portfolio		Banc of America Retirement 2010 Portfolio
	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)
Operations
Net investment income	30,167	7,683	40,548	10,349
Net realized gain (loss) on affiliated investments and capital gains distributions received from affiliated investments	21,456	5,090	29,006	(6,412)
Net change in unrealized appreciation (depreciation) on affiliated investments	(125,923)	10,756	(176,074)	24,452

Net Increase (Decrease) Resulting from Operations	(74,300)	23,529	(106,520)	28,389

Distributions to Shareholders
From net investment income:
Class A	(1,460)	(464)	(308)	(419)
Class C	(1,012)	(417)	(212)	(371)
Class R	(1,311)	(447)	(276)	(403)
Class Z	(25,835)	(480)	(40,575)	(813)
From net realized gains:
Class A	(310)	(153)	(21)	(158)
Class C	(312)	(153)	(21)	(158)
Class R	(311)	(153)	(21)	(158)
Class Z	(4,975)	(153)	(2,466)	(295)

Total Distributions to Shareholders	(35,526)	(2,420)	(43,900)	(2,775)

Net Capital Share Transactions	(952)	1,171,801	205,642	1,469,616
Total Increase (Decrease) in Net Assets	(110,778)	1,192,910	55,222	1,495,230

Net Assets
Beginning of period	1,238,589	45,679	1,551,091	55,861
End of period	1,127,811	1,238,589	1,606,313	1,551,091
Undistributed net investment income at end of period	7,546	6,997	8,585	9,408

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2015 Portfolio		Banc of America Retirement 2020 Portfolio		Banc of America Retirement 2025 Portfolio
(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)

52,365	54,148	35,221	7,360	37,740	50,557
19,949	139,107	22,035	4,525	30,411	207,664
(218,699)	(18,046)	(160,849)	24,545	(176,945)	(73,684)

(146,385)	175,209	(103,593)	36,430	(108,794)	184,537

(338)	(139)	(313)	(374)	(329)	(133)
(247)	(93)	(215)	(327)	(237)	(87)
(307)	(123)	(280)	(358)	(298)	(118)
(61,682)	(39,034)	(34,881)	(823)	(42,292)	(44,652)

(859)	(5)	(65)	(162)	(1,748)	(8)
(855)	(3)	(65)	(163)	(1,741)	(7)
(858)	(3)	(65)	(163)	(1,745)	(7)
(143,947)	(885)	(6,541)	(344)	(206,065)	(2,198)

(209,093)	(40,285)	(42,425)	(2,714)	(254,455)	(47,210)

719,072	(1,170,060)	373,164	1,333,739	889,552	(2,138,306)
363,594	(1,035,136)	227,146	1,367,455	526,303	(2,000,979)

1,807,101	2,842,237	1,416,705	49,250	1,470,446	3,471,425
2,170,695	1,807,101	1,643,851	1,416,705	1,996,749	1,470,446
10,030	20,239	5,986	6,454	5,703	11,119

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Banc of America Funds

Increase (Decrease) in Net Assets	Banc of America Retirement 2030 Portfolio		Banc of America Retirement 2035 Portfolio
	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)	(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)
Operations
Net investment income	39,390	7,465	45,638	48,338
Net realized gain (loss) on affiliated investments and capital gains distributions received from affiliated investments	41,584	6,131	44,967	207,949
Net change in unrealized appreciation (depreciation) on affiliated investments	(220,686)	31,905	(265,045)	(38,742)

Net Increase (Decrease) Resulting from Operations	(139,712)	45,501	(174,440)	217,545

Distributions to Shareholders
From net investment income:
Class A	(304)	(276)	(324)	(129)
Class C	(207)	(229)	(232)	(83)
Class R	(271)	(261)	(294)	(114)
Class Z	(40,073)	(1,963)	(52,935)	(40,361)
From net realized gains:
Class A	(59)	(113)	(1,415)	(6)
Class C	(59)	(113)	(1,410)	(6)
Class R	(59)	(113)	(1,413)	(6)
Class Z	(7,091)	(757)	(211,301)	(1,534)

Total Distributions to Shareholders	(48,123)	(3,825)	(269,324)	(42,239)

Net Capital Share Transactions	636,212	1,516,164	759,673	(1,409,828)
Total Increase (Decrease) in Net Assets	448,377	1,557,840	315,909	(1,234,522)

Net Assets
Beginning of period	1,630,847	73,007	1,902,752	3,137,274
End of period	2,079,224	1,630,847	2,218,661	1,902,752
Undistributed net investment income at end of period	4,501	5,966	3,351	11,498

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2008 ($)	Year Ended October 31, 2007 ($)

58,270	16,941
67,311	9,029
(362,973)	108,837

(237,392)	134,807

(324)	(165)
(227)	(119)
(291)	(150)
(68,263)	(4,128)

(99)	(46)
(99)	(46)
(99)	(45)
(19,074)	(1,038)

(88,476)	(5,737)

1,502,198	2,262,979
1,176,330	2,392,049

2,474,128	82,079
3,650,458	2,474,128
2,540	13,375

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Banc of America Retirement 2005 Portfolio
	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Subscriptions	—	—	3,959	50,000
Distributions reinvested	148	1,771	54	617

Net Increase	148	1,771	4,013	50,617

Class C:
Subscriptions	—	—	3,984	50,000
Distributions reinvested	111	1,324	50	570

Net Increase	111	1,324	4,034	50,570

Class R:
Subscriptions	—	—	3,968	50,001
Distributions reinvested	136	1,622	52	600

Net Increase	136	1,622	4,020	50,601

Class Z:
Subscriptions	2,099	25,200	87,075	1,089,524
Distributions reinvested	2,578	30,809	55	633
Redemptions	(5,025)	(61,678)	(5,561)	(70,144)

Net Increase (Decrease)	(348)	(5,669)	81,569	1,020,013

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2010 Portfolio				Banc of America Retirement 2015 Portfolio				Banc of America Retirement 2020 Portfolio
(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007		(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007		(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

—	—	—	—	—	—	—	—	—	—	—	—
27	329	50	577	108	1,197	13	144	30	378	46	536

27	329	50	577	108	1,197	13	144	30	378	46	536

—	—	—	—	—	—	—	—	—	—	—	—
19	232	46	529	101	1,102	8	96	23	279	42	490

19	232	46	529	101	1,102	8	96	23	279	42	490

—	—	—	—	—	—	—	—	—	—	—	—
24	297	49	561	106	1,165	11	126	28	345	44	521

24	297	49	561	106	1,165	11	126	28	345	44	521

17,908	211,358	144,110	1,814,244	67,368	772,923	191,601	2,308,495	40,076	468,351	115,393	1,497,598
3,555	43,042	96	1,108	15,152	166,972	14	155	3,339	41,348	100	1,167
(4,391)	(49,616)	(28,669)	(347,403)	(20,523)	(224,287)	(306,133)	(3,479,076)	(11,653)	(137,537)	(13,023)	(166,573)

17,072	204,784	115,537	1,467,949	61,997	715,608	(114,518)	(1,170,426)	31,762	372,162	102,470	1,332,192

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Banc of America Retirement 2025 Portfolio
	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A:
Distributions reinvested	204	2,076	12	141

Class C:
Subscriptions	—	—	8	94
Distributions reinvested	194	1,978	—	—

Net Increase	194	1,978	8	94

Class R:
Subscriptions	—	—	11	125
Distributions reinvested	201	2,044	—	—

Net Increase	201	2,044	11	125

Class Z:
Subscriptions	74,511	726,805	153,223	1,867,068
Distributions reinvested	22,338	227,622	24	278
Redemptions	(7,019)	(70,973)	(355,591)	(4,006,012)

Net Increase (Decrease)	89,830	883,454	(202,344)	(2,138,666)

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2030 Portfolio				Banc of America Retirement 2035 Portfolio				Banc of America Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007		(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007		(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

29	363	34	389	164	1,740	12	135	33	423	18	211

—	—	—	—	—	—	—	—	—	—	—	—
22	266	29	342	155	1,642	8	89	26	326	14	165

22	266	29	342	155	1,642	8	89	26	326	14	165

—	—	—	—	—	—	—	—	—	—	—	—
27	330	32	374	161	1,707	11	120	32	390	16	195

27	330	32	374	161	1,707	11	120	32	390	16	195

57,198	663,511	120,591	1,560,705	60,162	607,699	179,204	2,201,667	146,257	1,721,613	209,772	2,712,647
3,792	46,609	234	2,720	23,284	246,573	83	945	6,942	86,713	437	5,166
(6,176)	(74,867)	(3,950)	(48,366)	(10,052)	(99,688)	(318,589)	(3,612,784)	(25,954)	(307,267)	(35,068)	(455,405)

54,814	635,253	116,875	1,515,059	73,394	754,584	(139,302)	(1,410,172)	127,245	1,501,059	175,141	2,262,408

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.66		$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30		0.55	0.29
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.07)		1.30	1.14

Total from Investment Operations	(0.77)		1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.47)	—
From net realized gains	(0.06)		(0.15)	—

Total Distributions to Shareholders	(0.35)		(0.62)	—

Net Asset Value, End of Period	$11.54		$12.66	$11.43
Total return (d)(e)	(6.15	)%(f)	16.71%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	20.88	%(h)	118.11%	507.39	%(h)
Net investment income (c)	5.22	%(h)	4.59%	6.66	%(h)
Portfolio turnover rate	2	%(f)	65%	49	%(f)
Net assets, end of period (000’s)	$60		$63	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.58		$11.39	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26		0.46	0.26
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.08)		1.30	1.13

Total from Investment Operations	(0.82)		1.76	1.39

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)	—
From net realized gains	(0.06)		(0.15)	—

Total Distributions to Shareholders	(0.26)		(0.57)	—

Net Asset Value, End of Period	$11.50		$12.58	$11.39
Total return (d)(e)	(6.57	)%(f)	15.93%	13.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	20.88	%(h)	118.11%	507.39	%(h)
Net investment income (c)	4.46	%(h)	3.84%	5.93	%(h)
Portfolio turnover rate	2	%(f)	65%	49	%(f)
Net assets, end of period (000’s)	$59		$63	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.63		$11.42	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.29		0.52	0.28
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.08)		1.29	1.14

Total from Investment Operations	(0.79)		1.81	1.42

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.45)	—
From net realized gains	(0.06)		(0.15)	—

Total Distributions to Shareholders	(0.32)		(0.60)	—

Net Asset Value, End of Period	$11.52		$12.63	$11.42
Total return (d)(e)	(6.32	)%(f)	16.39%	14.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	20.88	%(h)	118.11%	507.39	%(h)
Net investment income (c)	4.98	%(h)	4.33%	6.45	%(h)
Portfolio turnover rate	2	%(f)	65%	49	%(f)
Net assets, end of period (000’s)	$59		$63	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.70		$11.44	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.32		0.51	0.30
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.09)		1.38	1.14

Total from Investment Operations	(0.77)		1.89	1.44

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.48)	—
From net realized gains	(0.06)		(0.15)	—

Total Distributions to Shareholders	(0.38)		(0.63)	—

Net Asset Value, End of Period	$11.55		$12.70	$11.44
Total return (d)(e)	(6.14	)%(f)	17.13%	14.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	20.88	%(h)	118.11%	507.39	%(h)
Net investment income (c)	5.46	%(h)	4.17%	6.91	%(h)
Portfolio turnover rate	2	%(f)	65%	49	%(f)
Net assets, end of period (000’s)	$950		$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.84		$11.47	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30		0.54	0.27
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.17)		1.41	1.20

Total from Investment Operations	(0.87)		1.95	1.47

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.42)	—
From net realized gains	(0.02)		(0.16)	—

Total Distributions to Shareholders	(0.31)		(0.58)	—

Net Asset Value, End of Period	$11.66		$12.84	$11.47
Total return (d)(e)	(6.84	)%(f)	17.53%	14.70	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	15.90	%(h)	91.32%	518.19	%(h)
Net investment income (c)	5.08	%(h)	4.50%	6.31	%(h)
Portfolio turnover rate	3	%(f)	118%	50	%(f)
Net assets, end of period (000’s)	$13		$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.75		$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.45	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.16)		1.40	1.19

Total from Investment Operations	(0.91)		1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.37)	—
From net realized gains	(0.02)		(0.16)	—

Total Distributions to Shareholders	(0.22)		(0.53)	—

Net Asset Value, End of Period	$11.62		$12.75	$11.43
Total return (d)(e)	(7.19	)%(f)	16.66%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	15.90	%(h)	91.32%	518.19	%(h)
Net investment income (c)	4.33	%(h)	3.76%	5.60	%(h)
Portfolio turnover rate	3	%(f)	118%	50	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.81		$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28		0.51	0.26
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.17)		1.40	1.20

Total from Investment Operations	(0.89)		1.91	1.46

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.40)	—
From net realized gains	(0.02)		(0.16)	—

Total Distributions to Shareholders	(0.28)		(0.56)	—

Net Asset Value, End of Period	$11.64		$12.81	$11.46
Total return (d)(e)	(7.01	)%(f)	17.21%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	15.90	%(h)	91.32%	518.19	%(h)
Net investment income (c)	4.79	%(h)	4.26%	6.10	%(h)
Portfolio turnover rate	3	%(f)	118%	50	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.87		$11.48	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31		0.52	0.29
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.17)		1.46	1.19

Total from Investment Operations	(0.86)		1.98	1.48

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.43)	—
From net realized gains	(0.02)		(0.16)	—

Total Distributions to Shareholders	(0.34)		(0.59)	—

Net Asset Value, End of Period	$11.67		$12.87	$11.48
Total return (d)(e)	(6.75	)%(f)	17.86%	14.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90	%(h)	91.32%	518.19	%(h)
Net investment income (c)	5.25	%(h)	4.21%	6.56	%(h)
Portfolio turnover rate	3	%(f)	118%	50	%(f)
Net assets, end of period (000’s)	$1,569		$1,511	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.63		$11.04	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.27		0.41	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.14)		1.32	0.80

Total from Investment Operations	(0.87)		1.73	1.04

Less Distributions to Shareholders:
From net investment income	(0.33)		(0.14)	—
From net realized gains	(0.85)		— (d)	—

Total Distributions to Shareholders	(1.18)		(0.14)	—

Net Asset Value, End of Period	$10.58		$12.63	$11.04
Total return (e)(f)	(7.25	)%(g)	15.84%	10.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(i)	0.35%	0.35	%(i)
Waiver/Reimbursement	11.04	%(i)	14.66%	30.87	%(i)
Net investment income (c)	4.97	%(i)	3.47%	5.51	%(i)
Portfolio turnover rate	10	%(g)	175%	6	%(g)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.55		$11.00	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23		0.32	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.15)		1.33	0.80

Total from Investment Operations	(0.92)		1.65	1.00

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.10)	—
From net realized gains	(0.85)		— (d)	—

Total Distributions to Shareholders	(1.09)		(0.10)	—

Net Asset Value, End of Period	$10.54		$12.55	$11.00
Total return (e)(f)	(7.69	)%(g)	15.06%	10.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(i)	1.10%	1.10	%(i)
Waiver/Reimbursement	11.04	%(i)	14.66%	30.87	%(i)
Net investment income (c)	4.24	%(i)	2.72%	4.78	%(i)
Portfolio turnover rate	10	%(g)	175%	6	%(g)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.60		$11.02	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.38	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.14)		1.33	0.79

Total from Investment Operations	(0.89)		1.71	1.02

Less Distributions to Shareholders:
From net investment income	(0.30)		(0.13)	—
From net realized gains	(0.85)		— (d)	—

Total Distributions to Shareholders	(1.15)		(0.13)	—

Net Asset Value, End of Period	$10.56		$12.60	$11.02
Total return (e)(f)	(7.43	)%(g)	15.62%	10.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(i)	0.60%	0.60	%(i)
Waiver/Reimbursement	11.04	%(i)	14.66%	30.87	%(i)
Net investment income (c)	4.72	%(i)	3.20%	5.26	%(i)
Portfolio turnover rate	10	%(g)	175%	6	%(g)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.65		$11.05	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28		0.44	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.14)		1.32	0.97

Total from Investment Operations	(0.86)		1.76	1.05

Less Distributions to Shareholders:
From net investment income	(0.36)		(0.16)	—
From net realized gains	(0.85)		— (d)	—

Total Distributions to Shareholders	(1.21)		(0.16)	—

Net Asset Value, End of Period	$10.58		$12.65	$11.05
Total return (e)(f)	(7.17	)%(g)	16.08%	10.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(i)	0.10%	0.10	%(i)
Waiver/Reimbursement	11.04	%(i)	14.66%	30.87	%(i)
Net investment income (c)	5.15	%(i)	3.84%	1.77	%(i)
Portfolio turnover rate	10	%(g)	175%	6	%(g)
Net assets, end of period (000’s)	$2,135		$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.23		$11.50	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30		0.51	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.33)		1.76	1.25

Total from Investment Operations	(1.03)		2.27	1.50

Less Distributions to Shareholders:
From net investment income	(0.30)		(0.38)	—
From net realized gains	(0.06)		(0.16)	—

Total Distributions to Shareholders	(0.36)		(0.54)	—

Net Asset Value, End of Period	$11.84		$13.23	$11.50
Total return (d)(e)	(7.89	)%(f)	20.30%	15.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	16.87	%(h)	95.41%	499.41	%(h)
Net investment income (c)	5.02	%(h)	4.13%	5.77	%(h)
Portfolio turnover rate	9	%(f)	57%	48	%(f)
Net assets, end of period (000’s)	$13		$14	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.14		$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.41	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.32)		1.76	1.24

Total from Investment Operations	(1.07)		2.17	1.46

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.33)	—
From net realized gains	(0.06)		(0.16)	—

Total Distributions to Shareholders	(0.27)		(0.49)	—

Net Asset Value, End of Period	$11.80		$13.14	$11.46
Total return (d)(e)	(8.25	)%(f)	19.44%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	16.87	%(h)	95.41%	499.41	%(h)
Net investment income (c)	4.27	%(h)	3.38%	5.01	%(h)
Portfolio turnover rate	9	%(f)	57%	48	%(f)
Net assets, end of period (000’s)	$13		$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout this period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.20		$11.49	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28		0.48	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.32)		1.75	1.25

Total from Investment Operations	(1.04)		2.23	1.49

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.36)	—
From net realized gains	(0.06)		(0.16)	—

Total Distributions to Shareholders	(0.33)		(0.52)	—

Net Asset Value, End of Period	$11.83		$13.20	$11.49
Total return (d)(e)	(7.99	)%(f)	19.97%	14.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	16.87	%(h)	95.41%	499.41	%(h)
Net investment income (c)	4.77	%(h)	3.88%	5.56	%(h)
Portfolio turnover rate	9	%(f)	57%	48	%(f)
Net assets, end of period (000’s)	$13		$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout this period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.26		$11.51	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30		0.39	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.32)		1.91	1.26

Total from Investment Operations	(1.02)		2.30	1.51

Less Distributions to Shareholders:
From net investment income	(0.33)		(0.39)	—
From net realized gains	(0.06)		(0.16)	—

Total Distributions to Shareholders	(0.39)		(0.55)	—

Net Asset Value, End of Period	$11.85		$13.26	$11.51
Total return (d)(e)	(7.80	)%(f)	20.62%	15.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	16.87	%(h)	95.41%	499.41	%(h)
Net investment income (c)	5.00	%(h)	3.08%	5.84	%(h)
Portfolio turnover rate	9	%(f)	57%	48	%(f)
Net assets, end of period (000’s)	$1,606		$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.74		$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.39	0.21
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.24)		1.57	0.71

Total from Investment Operations	(0.99)		1.96	0.92

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.13)	—
From net realized gains	(1.73)		(0.01)	—

Total Distributions to Shareholders	(2.05)		(0.14)	—

Net Asset Value, End of Period	$9.70		$12.74	$10.92
Total return (d)(e)	(8.55	)%(f)	18.12%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	14.42	%(h)	15.90%	24.82	%(h)
Net investment income (c)	4.94	%(h)	3.31%	5.01	%(h)
Portfolio turnover rate	5	%(f)	142%	6	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.65		$10.89	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.21		0.30	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.23)		1.55	0.71

Total from Investment Operations	(1.02)		1.85	0.89

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.08)	—
From net realized gains	(1.73)		(0.01)	—

Total Distributions to Shareholders	(1.96)		(0.09)	—

Net Asset Value, End of Period	$9.67		$12.65	$10.89
Total return (d)(e)	(8.84	)%(f)	17.14%	8.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	14.42	%(h)	15.90%	24.82	%(h)
Net investment income (c)	4.19	%(h)	2.57%	4.27	%(h)
Portfolio turnover rate	5	%(f)	142%	6	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.71		$10.91	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.24		0.36	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.24)		1.56	0.71

Total from Investment Operations	(1.00)		1.92	0.91

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.11)	—
From net realized gains	(1.73)		(0.01)	—

Total Distributions to Shareholders	(2.02)		(0.12)	—

Net Asset Value, End of Period	$9.69		$12.71	$10.91
Total return (d)(e)	(8.64	)%(f)	17.79%	9.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	14.42	%(h)	15.90%	24.82	%(h)
Net investment income (c)	4.69	%(h)	3.05%	4.78	%(h)
Portfolio turnover rate	5	%(f)	142%	6	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.76		$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23		0.42	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.20)		1.57	0.86

Total from Investment Operations	(0.97)		1.99	0.93

Less Distributions to Shareholders:
From net investment income	(0.35)		(0.15)	—
From net realized gains	(1.73)		(0.01)	—

Total Distributions to Shareholders	(2.08)		(0.16)	—

Net Asset Value, End of Period	$9.71		$12.76	$10.93
Total return (d)(e)	(8.37	)%(f)	18.36%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.42	%(h)	15.90%	24.82	%(h)
Net investment income (c)	4.61	%(h)	3.71%	1.45	%(h)
Portfolio turnover rate	5	%(f)	142%	6	%(f)
Net assets, end of period (000’s)	$1,962		$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.18		$11.32	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31		0.43	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.49)		1.82	1.10

Total from Investment Operations	(1.18)		2.25	1.32

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.28)	—
From net realized gains	(0.06)		(0.11)	—

Total Distributions to Shareholders	(0.35)		(0.39)	—

Net Asset Value, End of Period	$11.65		$13.18	$11.32
Total return (d)(e)	(9.08	)%(f)	20.32%	13.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	13.74	%(h)	83.46%	361.18	%(h)
Net investment income (c)	4.90	%(h)	3.56%	5.12	%(h)
Portfolio turnover rate	4	%(f)	35%	40	%(f)
Net assets, end of period (000’s)	$12		$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.09		$11.28	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26		0.34	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.48)		1.81	1.09

Total from Investment Operations	(1.22)		2.15	1.28

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.23)	—
From net realized gains	(0.06)		(0.11)	—

Total Distributions to Shareholders	(0.26)		(0.34)	—

Net Asset Value, End of Period	$11.61		$13.09	$11.28
Total return (d)(e)	(9.44	)%(f)	19.46%	12.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	13.74	%(h)	83.46%	361.18	%(h)
Net investment income (c)	4.14	%(h)	2.79%	4.37	%(h)
Portfolio turnover rate	4	%(f)	35%	40	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.15		$11.30	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30		0.40	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.50)		1.82	1.07

Total from Investment Operations	(1.20)		2.22	1.30

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.26)	—
From net realized gains	(0.06)		(0.11)	—

Total Distributions to Shareholders	(0.32)		(0.37)	—

Net Asset Value, End of Period	$11.63		$13.15	$11.30
Total return (d)(e)	(9.25	)%(f)	20.11%	13.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	13.74	%(h)	83.46%	361.18	%(h)
Net investment income (c)	4.63	%(h)	3.29%	4.65	%(h)
Portfolio turnover rate	4	%(f)	35%	40	%(f)
Net assets, end of period (000’s)	$12		$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.22		$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.29		0.35	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.47)		1.94	1.13

Total from Investment Operations	(1.18)		2.29	1.33

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.29)	—
From net realized gains	(0.06)		(0.11)	—

Total Distributions to Shareholders	(0.38)		(0.40)	—

Net Asset Value, End of Period	$11.66		$13.22	$11.33
Total return (d)(e)	(9.06	)%(f)	20.74%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	13.74	%(h)	83.46%	361.18	%(h)
Net investment income (c)	4.56	%(h)	2.81%	5.42	%(h)
Portfolio turnover rate	4	%(f)	35%	40	%(f)
Net assets, end of period (000’s)	$2,042		$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.88		$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.33	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.40)		1.75	0.73

Total from Investment Operations	(1.15)		2.08	0.93

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.12)	—
From net realized gains	(1.40)		(0.01)	—

Total Distributions to Shareholders	(1.72)		(0.13)	—

Net Asset Value, End of Period	$10.01		$12.88	$10.93
Total return (d)(e)	(9.67	)%(f)	19.25%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	12.11	%(h)	14.60%	27.33	%(h)
Net investment income (c)	4.84	%(h)	2.79%	4.65	%(h)
Portfolio turnover rate	5	%(f)	161%	5	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.79		$10.90	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.21		0.24	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.39)		1.74	0.73

Total from Investment Operations	(1.18)		1.98	0.90

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.08)	—
From net realized gains	(1.40)		(0.01)	—

Total Distributions to Shareholders	(1.63)		(0.09)	—

Net Asset Value, End of Period	$9.98		$12.79	$10.90
Total return (d)(e)	(9.97	)%(f)	18.26%	9.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	12.11	%(h)	14.60%	27.33	%(h)
Net investment income (c)	4.11	%(h)	2.04%	3.88	%(h)
Portfolio turnover rate	5	%(f)	161%	5	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.85		$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.24		0.30	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.40)		1.75	0.73

Total from Investment Operations	(1.16)		2.05	0.92

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.11)	—
From net realized gains	(1.40)		(0.01)	—

Total Distributions to Shareholders	(1.69)		(0.12)	—

Net Asset Value, End of Period	$10.00		$12.85	$10.92
Total return (d)(e)	(9.77	)%(f)	18.92%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	12.11	%(h)	14.60%	27.33	%(h)
Net investment income (c)	4.57	%(h)	2.51%	4.41	%(h)
Portfolio turnover rate	5	%(f)	161%	5	%(f)
Net assets, end of period (000’s)	$12		$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$12.91		$10.94	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.24		0.39	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.37)		1.73	0.89

Total from Investment Operations	(1.13)		2.12	0.94

Less Distributions to Shareholders:
From net investment income	(0.35)		(0.14)	—
From net realized gains	(1.40)		(0.01)	—

Total Distributions to Shareholders	(1.75)		(0.15)	—

Net Asset Value, End of Period	$10.03		$12.91	$10.94
Total return (d)(e)	(9.48	)%(f)	19.57%	9.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	12.11	%(h)	14.60%	27.33	%(h)
Net investment income (c)	4.70	%(h)	3.34%	1.08	%(h)
Portfolio turnover rate	5	%(f)	161%	5	%(f)
Net assets, end of period (000’s)	$2,184		$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.54		$11.34	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28		0.31	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.62)		2.10	1.15

Total from Investment Operations	(1.34)		2.41	1.34

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.16)	—
From net realized gains	(0.10)		(0.05)	—

Total Distributions to Shareholders	(0.42)		(0.21)	—

Net Asset Value, End of Period	$11.78		$13.54	$11.34
Total return (d)(e)	(10.11	)%(f)	21.53%	13.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35	%(h)
Waiver/Reimbursement	8.64	%(h)	29.01%	372.12	%(h)
Net investment income (c)	4.74	%(h)	2.51%	4.53	%(h)
Portfolio turnover rate	5	%(f)	44%	38	%(f)
Net assets, end of period (000’s)	$12		$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.45		$11.31	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.24		0.22	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.63)		2.08	1.15

Total from Investment Operations	(1.39)		2.30	1.31

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.11)	—
From net realized gains	(0.10)		(0.05)	—

Total Distributions to Shareholders	(0.32)		(0.16)	—

Net Asset Value, End of Period	$11.74		$13.45	$11.31
Total return (d)(e)	(10.47	)%(f)	20.57%	13.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10	%(h)
Waiver/Reimbursement	8.64	%(h)	29.01%	372.12	%(h)
Net investment income (c)	4.00	%(h)	1.76%	3.75	%(h)
Portfolio turnover rate	5	%(f)	44%	38	%(f)
Net assets, end of period (000’s)	$12		$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.51		$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.27		0.28	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.63)		2.10	1.15

Total from Investment Operations	(1.36)		2.38	1.33

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.15)	—
From net realized gains	(0.10)		(0.05)	—

Total Distributions to Shareholders	(0.38)		(0.20)	—

Net Asset Value, End of Period	$11.77		$13.51	$11.33
Total return (d)(e)	(10.20	)%(f)	21.21%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60	%(h)
Waiver/Reimbursement	8.64	%(h)	29.01%	372.12	%(h)
Net investment income (c)	4.50	%(h)	2.25%	4.28	%(h)
Portfolio turnover rate	5	%(f)	44%	38	%(f)
Net assets, end of period (000’s)	$12		$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.56		$11.35	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25		0.29	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(1.58)		2.15	1.17

Total from Investment Operations	(1.33)		2.44	1.35

Less Distributions to Shareholders:
From net investment income	(0.35)		(0.18)	—
From net realized gains	(0.10)		(0.05)	—

Total Distributions to Shareholders	(0.45)		(0.23)	—

Net Asset Value, End of Period	$11.78		$13.56	$11.35
Total return (d)(e)	(10.02	)%(f)	21.76%	13.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10	%(h)
Waiver/Reimbursement	8.64	%(h)	29.01%	372.12	%(h)
Net investment income (c)	4.20	%(h)	2.26%	4.26	%(h)
Portfolio turnover rate	5	%(f)	44%	38	%(f)
Net assets, end of period (000’s)	$3,614		$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Banc of America Funds

April 30, 2008 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (individually referred to as a “Portfolio”, collectively referred to as the “Portfolios”):

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Investment Objectives

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

Each Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolios may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolios invest are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement year.

The financial statements of the Underlying Funds should be read in conjunction with the Portfolios’ financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and each Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,

Banc of America Funds

April 30, 2008 (Unaudited)

establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolios’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolios’ investment advisor, has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while each Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolios may, however, declare and pay distributions from net investment income more frequently. The Portfolios will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolios should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Banc of America Funds

April 30, 2008 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2007 were as follows:

	October 31, 2007
	Ordinary Income*	Long-term Capital Gains
Banc of America Retirement 2005 Portfolio	$2,236	$184
Banc of America Retirement 2010 Portfolio	2,540	235
Banc of America Retirement 2015 Portfolio	39,875	410
Banc of America Retirement 2020 Portfolio	2,439	275
Banc of America Retirement 2025 Portfolio	46,693	517
Banc of America Retirement 2030 Portfolio	3,251	574
Banc of America Retirement 2035 Portfolio	41,675	564
Banc of America Retirement 2040 Portfolio	5,252	485

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2008, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Banc of America Retirement 2005 Portfolio	$1,528	$(112,149)	$(110,621)
Banc of America Retirement 2010 Portfolio	6,164	(152,994)	(146,830)
Banc of America Retirement 2015 Portfolio	16,104	(170,933)	(154,829)
Banc of America Retirement 2020 Portfolio	13,450	(144,421)	(130,971)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Banc of America Retirement 2025 Portfolio	$23,745	$(160,154)	$(136,409)
Banc of America Retirement 2030 Portfolio	16,998	(199,114)	(182,116)
Banc of America Retirement 2035 Portfolio	24,475	(211,332)	(186,857)
Banc of America Retirement 2040 Portfolio	44,932	(291,918)	(246,986)

The Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”) effective April 30, 2008. FIN 48 requires management to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolios’ financial statements and no cumulative effect adjustments were recorded. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios’ federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Banc of America Funds

April 30, 2008 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Portfolios. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of each Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios.

Pricing and Bookkeeping Fees

The Portfolios have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Under the State Street Agreements, each Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolios also reimburse State Street for certain out-of-pocket expenses and charges.

The Portfolios have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolios reimburse Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Portfolios also reimbursed Columbia for accounting oversight services, services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended April 30, 2008, the amount charged to each Portfolio by affiliates included on the Statements of Operations under “Pricing and bookkeeping fees” were as follows:

Amounts Charged by Affiliates
Banc of America Retirement 2005 Portfolio	$1,507
Banc of America Retirement 2010 Portfolio	1,507
Banc of America Retirement 2015 Portfolio	1,507
Banc of America Retirement 2020 Portfolio	1,507
Banc of America Retirement 2025 Portfolio	1,507
Banc of America Retirement 2030 Portfolio	1,507
Banc of America Retirement 2035 Portfolio	1,507
Banc of America Retirement 2040 Portfolio	1,507

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of

Banc of America Funds

April 30, 2008 (Unaudited)

the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolios’ shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolios. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolios are employees of Columbia or its affiliates and, with the exception of the Portfolios’ Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolios’ eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolios’ assets.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through February 28, 2018, so that total expenses incurred by the Portfolios (excluding investment advisory fees, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with each Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolios’ custodian, do not exceed 0.00% of each Portfolio’s average daily net assets. There is no guarantee that these arrangements will continue after February 28, 2018.

Note 5. Portfolio Information

For the six month period ended April 30, 2008, the cost of purchases and proceeds from sales of securities were as follows:

	Purchases	Sales
Banc of America Retirement 2005 Portfolio	$25,200	$61,679
Banc of America Retirement 2010 Portfolio	210,858	49,116
Banc of America Retirement 2015 Portfolio	735,842	225,863
Banc of America Retirement 2020 Portfolio	523,271	124,292
Banc of America Retirement 2025 Portfolio	728,352	83,101
Banc of America Retirement 2030 Portfolio	659,735	63,314
Banc of America Retirement 2035 Portfolio	583,423	93,074
Banc of America Retirement 2040 Portfolio	1,732,215	131,400

Banc of America Funds

April 30, 2008 (Unaudited)

Note 6. Shares of Beneficial Interest

As of April 30, 2008, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Banc of America Retirement 2005 Portfolio	87.9
Banc of America Retirement 2010 Portfolio	61.3
Banc of America Retirement 2015 Portfolio	44.5
Banc of America Retirement 2020 Portfolio	59.4
Banc of America Retirement 2025 Portfolio	52.7
Banc of America Retirement 2030 Portfolio	45.6
Banc of America Retirement 2035 Portfolio	42.4
Banc of America Retirement 2040 Portfolio	25.7

As of April 30, 2008, the Portfolios had shareholders that collectively held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of such accounts and percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Banc of America Retirement 2005 Portfolio	1	9.2
Banc of America Retirement 2010 Portfolio	1	12.2

	Number of Shareholders	% of Shares Outstanding Held
Banc of America Retirement 2015 Portfolio	1	16.5
Banc of America Retirement 2020 Portfolio	1	6.3
Banc of America Retirement 2025 Portfolio	1	10.5
Banc of America Retirement 2030 Portfolio	1	10.6
Banc of America Retirement 2035 Portfolio	1	7.9

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes. Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2008, the Portfolios did not borrow under these arrangements.

Banc of America Funds

April 30, 2008 (Unaudited)

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in-kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and Trustees of the Portfolios also serve as officers and Trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both a Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG

Banc of America Funds

April 30, 2008 (Unaudited)

Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform

Banc of America Funds

April 30, 2008 (Unaudited)

Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Banc of America Retirement Funds.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of each portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios’ website, www.bancofamericafunds.com.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolios, contact your financial advisor or go to www.bancofamericafunds.com.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds — The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

Banc of America Funds

Semiannual Report, April 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

SHC-44/153531-0408 (06/08) 08/57522

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 23, 2008